Investments (Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 11,331,440
Due after one year through five years, amortized cost		5,623,764
Due after five years through ten years,amortized cost		1,948,667
Due after ten years, amortized cost		1,557,442
Total		20,461,313
Due in one year or less, amortized cost		960,044
Due after one year through five years, amortized cost		479,868
Due after five years through ten years, amortized cost		159,988
Due after ten years, amortized cost		537,111
Amortized cost, held-to-maturity securities		2,137,011	¥ 2,517,551
Due in one year or less, fair value		11,353,502
Due after one year through five years, fair value		5,627,607
Due after five years through ten years, fair value		1,937,203
Due after ten years, fair value		1,553,303
Total		20,471,615
Due in one year or less, fair value		961,712
Due after one year through five years, fair value		492,560
Due after five years through ten years, fair value		165,046
Due after ten years, fair value		512,958
Total		2,132,276	2,521,846
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		8,373,572
Due after one year through five years, amortized cost		3,722,338
Due after five years through ten years,amortized cost		1,063,748
Due after ten years, amortized cost		309,275
Total		13,468,933
Due in one year or less, amortized cost		960,044
Due after one year through five years, amortized cost		479,868
Due after five years through ten years, amortized cost		159,988
Amortized cost, held-to-maturity securities		1,599,900	1,959,910
Due in one year or less, fair value		8,372,894
Due after one year through five years, fair value		3,722,825
Due after five years through ten years, fair value		1,054,008
Due after ten years, fair value		301,460
Total		13,451,187
Due in one year or less, fair value		961,712
Due after one year through five years, fair value		492,560
Due after five years through ten years, fair value		165,046
Total		1,619,318	1,984,382
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		29,530
Due after one year through five years, amortized cost		143,921
Due after five years through ten years,amortized cost		61,579
Due after ten years, amortized cost		5,163
Total		240,193
Due in one year or less, fair value		29,558
Due after one year through five years, fair value		144,269
Due after five years through ten years, fair value		61,492
Due after ten years, fair value		5,136
Total		240,455
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,033,650
Due after five years through ten years,amortized cost		105,267
Total		1,138,917
Due in one year or less, fair value		1,033,135
Due after five years through ten years, fair value		100,656
Total		1,133,791
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		970,819
Due after one year through five years, amortized cost		258,152
Due after five years through ten years,amortized cost		12,602
Due after ten years, amortized cost		2,917
Total		1,244,490
Due in one year or less, fair value		970,233
Due after one year through five years, fair value		257,751
Due after five years through ten years, fair value		12,489
Due after ten years, fair value		2,905
Total		1,243,378
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		871,031
Total		871,031
Due after ten years, amortized cost		537,111
Amortized cost, held-to-maturity securities	[1]	537,111	557,641
Due after ten years, fair value		871,007
Total		871,007
Due after ten years, fair value		512,958
Total	[1]	512,958	¥ 537,464
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		108,963
Total		108,963
Due after ten years, fair value		109,437
Total		109,437
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,852
Due after one year through five years, amortized cost		178,690
Due after five years through ten years,amortized cost		212,459
Due after ten years, amortized cost		72,250
Total		465,251
Due in one year or less, fair value		1,852
Due after one year through five years, fair value		179,517
Due after five years through ten years, fair value		214,475
Due after ten years, fair value		72,750
Total		468,594
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		407,643
Due after one year through five years, amortized cost		989,938
Due after five years through ten years,amortized cost		427,553
Due after ten years, amortized cost		185,073
Total		2,010,207
Due in one year or less, fair value		431,664
Due after one year through five years, fair value		991,020
Due after five years through ten years, fair value		428,321
Due after ten years, fair value		187,838
Total		2,038,843
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		514,374
Due after one year through five years, amortized cost		330,725
Due after five years through ten years,amortized cost		65,459
Due after ten years, amortized cost		2,770
Total		913,328
Due in one year or less, fair value		514,166
Due after one year through five years, fair value		332,225
Due after five years through ten years, fair value		65,762
Due after ten years, fair value		2,770
Total		¥ 914,923

[1]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.